Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000 stradley.com

August 5, 2026

Filed via EDGAR (CIK # 0001645194)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Legg Mason ETF Investment Trust

(Filing relates to ClearBridge Large Cap Growth Select ETF, Franklin ClearBridge Enhanced Income ETF, Franklin International Low Volatility High Dividend Index ETF, Franklin U.S. Low Volatility High Dividend Index ETF and Royce Quant Small-Cap Quality Value ETF (the “Funds”))

File Nos. 333-206784 and 811-23096

Dear Sir or Madam:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 155 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would have not differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on July 24, 2026 and became effective on August 1, 2026.

Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.